Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.59%
Australia–1.57%
ALS Ltd.	463,070	$7,896,022
Cochlear Ltd.	49,519	9,230,014
Computershare Ltd.	592,004	13,444,741
Woolworths Group Ltd.	226,516	4,861,120
		35,431,897
Austria–0.51%
ANDRITZ AG	132,621	11,474,949
Brazil–3.55%
Embraer S.A., ADR(a)	164,278	12,067,862
Itausa S.A., Preference Shares	5,995,949	15,563,092
Odontoprev S.A.	2,258,164	4,822,909
Raia Drogasil S.A.	3,408,163	15,866,227
TOTVS S.A.	1,128,222	9,554,863
WEG S.A.	2,266,011	22,269,363
		80,144,316
Canada–2.00%
CCL Industries, Inc., Class B	199,242	12,007,343
Celestica, Inc.(b)	53,457	15,020,883
Hudbay Minerals, Inc.	172,030	4,073,670
Metro, Inc.	103,766	6,888,267
Sprott, Inc.	58,452	7,170,891
		45,161,054
China–0.95%
Chow Tai Fook Jewellery Group Ltd.	5,467,400	10,048,479
Tingyi Cayman Islands Holding Corp.	7,546,000	11,436,944
		21,485,423
Denmark–0.85%
ChemoMetec A/S	109,072	10,541,578
Pandora A/S	106,054	8,584,396
		19,125,974
Finland–0.95%
Elisa OYJ	252,839	11,184,336
Wartsila OYJ Abp	251,127	10,180,691
		21,365,027
France–2.91%
Alten S.A.	94,944	9,307,445
Gaztransport Et Technigaz S.A.	56,962	12,272,371
Interparfums S.A.	270,084	8,222,164
Lectra	200,059	5,363,701
Legrand S.A.	87,240	13,928,548
Neurones	218,207	10,423,033
Thermador Groupe	38,119	3,557,529
Vetoquinol S.A.	23,858	2,457,865
		65,532,656
Germany–2.69%
Atoss Software SE	36,275	4,180,654
Carl Zeiss Meditec AG, BR	396,487	13,159,201
CTS Eventim AG & Co. KGaA	183,298	15,404,549
Shares		Value
Germany–(continued)
FUCHS SE, Preference Shares	226,336	$9,783,796
Knorr-Bremse AG	155,659	18,124,188
		60,652,388
Hong Kong–0.42%
HKT Trust & HKT Ltd.	6,358,000	9,528,227
Indonesia–1.45%
PT Indofood CBP Sukses Makmur Tbk	16,101,800	7,640,779
PT Selamat Sempurna Tbk	39,370,000	4,098,386
PT Telkom Indonesia (Persero) Tbk	61,623,500	13,172,653
PT United Tractors Tbk	5,037,900	7,848,326
		32,760,144
Italy–1.06%
Interpump Group S.p.A.	173,893	10,088,408
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	250,747	13,815,990
		23,904,398
Japan–9.46%
As One Corp.	201,100	3,020,717
Azbil Corp.	1,903,300	16,657,120
Disco Corp.	60,200	25,660,286
Fujimi, Inc.	444,600	7,859,060
Fukui Computer Holdings, Inc.	193,500	3,960,379
Funai Soken Holdings, Inc.	402,800	2,919,779
JCU Corp.	79,400	2,902,251
Katitas Co. Ltd.(a)	382,400	7,555,675
Kikkoman Corp.(a)	1,677,300	15,172,124
MEITEC Group Holdings, Inc.	490,100	10,962,986
MISUMI Group, Inc.	333,602	5,514,536
NOF Corp.	373,400	7,212,027
Nomura Research Institute Ltd.	177,391	5,396,303
NSD Co. Ltd.	263,200	5,524,122
OBIC Business Consultants Co. Ltd.	144,500	6,401,070
OBIC Co. Ltd.	487,900	13,560,668
Olympus Corp.	1,035,200	12,364,951
Seria Co. Ltd.(a)	454,900	10,808,745
Shimano, Inc.	94,502	10,772,044
SHO-BOND Holdings Co. Ltd.	1,000,700	8,983,031
Sysmex Corp.	489,647	4,633,169
TKC Corp.	258,000	6,783,623
Toyo Suisan Kaisha Ltd.	156,000	11,137,856
USS Co. Ltd.	671,400	7,418,519
		213,181,041
Mexico–0.96%
Gruma S.A.B. de C.V., Class B	697,723	12,563,885
Regional S.A.B. de C.V.	1,006,028	8,979,185
		21,543,070
Netherlands–0.41%
IMCD N.V.	100,178	9,363,880
South Africa–0.12%
Hudaco Industries Ltd.	211,745	2,661,337
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
South Korea–0.99%
Coway Co. Ltd. (Acquired 07/09/2025-01/06/2026; Cost $15,013,484)(b)(c)	219,270	$12,686,996
NICE Information Service Co. Ltd.	226,334	2,721,416
Park Systems Corp.	32,934	6,918,276
		22,326,688
Sweden–3.14%
Addtech AB, Class B	296,202	9,617,378
Hexpol AB	969,947	7,938,711
Karnov Group AB(b)	590,103	6,483,800
Loomis AB	244,284	10,136,866
MIPS AB(d)	98,519	3,066,508
Mycronic AB	568,889	13,094,749
Svenska Handelsbanken AB, Class A(a)	1,293,093	20,385,678
		70,723,690
Switzerland–4.89%
BKW AG(b)	56,884	10,754,565
Cembra Money Bank AG	81,562	10,426,231
Partners Group Holding AG	24,768	33,772,256
Sika AG	42,824	8,217,518
TE Connectivity PLC	80,950	18,034,041
Tecan Group AG, Class R(b)	72,447	12,764,085
VZ Holding AG	83,229	16,313,814
		110,282,510
Taiwan–1.33%
Advantech Co. Ltd.	1,537,000	14,504,977
Nien Made Enterprise Co. Ltd.	1,142,000	15,408,180
		29,913,157
United Kingdom–7.29%
Bunzl PLC	610,049	17,107,644
Diploma PLC	102,959	7,500,731
Greggs PLC(a)	393,380	8,655,609
Halma PLC	16,757	813,864
Hill & Smith PLC	279,289	8,534,232
Howden Joinery Group PLC	1,106,585	12,676,938
IMI PLC	354,040	13,369,357
Intertek Group PLC	194,963	11,960,522
Rathbones Group PLC	219,958	6,657,791
Rightmove PLC	1,289,008	8,725,818
Rotork PLC	2,832,087	13,743,411
Spirax Group PLC	232,268	23,144,198
TechnipFMC PLC	301,211	16,783,477
Weir Group PLC (The)	334,248	14,763,305
		164,436,897
United States–50.09%
Affirm Holdings, Inc.(b)	90,271	5,443,341
Agilent Technologies, Inc.	83,452	11,170,050
Allegion PLC	48,475	8,017,280
Alnylam Pharmaceuticals, Inc.(b)	46,082	15,578,481
AMETEK, Inc.	66,035	14,790,519
Aptiv PLC(b)	68,528	5,190,996
Ares Management Corp., Class A	48,368	7,239,239
BWX Technologies, Inc.	87,987	18,075,169
Carpenter Technology Corp.	51,281	16,298,640
Carvana Co.(b)	28,123	11,280,417
Casey’s General Stores, Inc.	25,562	15,503,353
Shares		Value
United States–(continued)
Cboe Global Markets, Inc.	53,288	$14,124,517
CBRE Group, Inc., Class A(b)	141,558	24,111,574
Cencora, Inc.	83,835	30,115,209
Cheniere Energy, Inc.	28,447	6,017,109
Citizens Financial Group, Inc.	120,343	7,579,202
Cloudflare, Inc., Class A(b)	109,269	19,378,857
Coherent Corp.(b)	31,430	6,668,817
Comfort Systems USA, Inc.	31,631	36,125,765
Curtiss-Wright Corp.	34,398	22,588,823
D.R. Horton, Inc.	55,315	8,233,085
Datadog, Inc., Class A(b)	61,407	7,941,153
EMCOR Group, Inc.	10,653	7,677,937
Encompass Health Corp.	134,362	12,701,240
Evercore, Inc., Class A	62,427	22,053,586
Flex Ltd.(b)	397,514	25,059,283
Guardant Health, Inc.(b)	89,331	10,187,307
HEICO Corp.	40,049	13,252,615
Hilton Worldwide Holdings, Inc.	135,657	40,494,972
Howmet Aerospace, Inc.	184,317	38,352,681
ICON PLC(b)	79,044	14,247,681
IDEXX Laboratories, Inc.(b)	31,010	20,790,965
Insmed, Inc.(b)	38,286	6,005,925
Insulet Corp.(b)	53,396	13,659,231
ITT, Inc.	102,143	18,620,669
Karman Holdings, Inc.(a)(b)	100,784	10,461,379
Knight-Swift Transportation Holdings, Inc.	112,823	6,216,547
Labcorp Holdings, Inc.	25,453	6,910,999
Lattice Semiconductor Corp.(b)	273,967	22,059,823
LPL Financial Holdings, Inc.	53,224	19,400,148
Lumentum Holdings, Inc.(a)(b)	70,682	27,696,035
MACOM Technology Solutions Holdings, Inc.(b)	89,741	19,658,664
Marriott International, Inc., Class A	47,918	15,108,545
Martin Marietta Materials, Inc.	13,343	8,698,969
MasTec, Inc.(b)	79,484	19,114,312
Mettler-Toledo International, Inc.(b)	8,224	11,293,526
MKS, Inc.	29,115	6,853,962
MongoDB, Inc.(b)	48,210	17,901,819
Monolithic Power Systems, Inc.	33,896	38,104,188
Nasdaq, Inc.	210,704	20,415,111
Natera, Inc.(b)	88,754	20,514,600
NRG Energy, Inc.	69,176	10,558,333
Ollie’s Bargain Outlet Holdings, Inc.(b)	26,523	2,925,752
PriceSmart, Inc.(a)	67,439	9,590,500
Quanta Services, Inc.	71,866	34,109,760
Ralph Lauren Corp.	52,026	18,386,509
Reddit, Inc., Class A(b)	46,722	8,422,575
Robinhood Markets, Inc., Class A(b)	56,827	5,653,150
Rockwell Automation, Inc.	39,576	16,687,220
Rollins, Inc.	158,694	10,051,678
Ross Stores, Inc.	102,692	19,372,846
SPX Technologies, Inc.(b)	57,260	11,933,557
Synchrony Financial	91,111	6,617,392
Take-Two Interactive Software, Inc.(b)	26,311	5,796,313
Tenaris S.A., ADR(a)	135,978	6,023,825
Tenet Healthcare Corp.(b)	48,881	9,252,196
Teradyne, Inc.	78,679	18,965,573
TKO Group Holdings, Inc.	34,466	6,982,122
Ulta Beauty, Inc.(b)	32,277	20,894,839
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Vertiv Holdings Co., Class A	139,378	$25,949,396
Viking Holdings Ltd.(b)	265,395	19,148,249
Vistra Corp.	55,046	8,716,534
Woodward, Inc.	18,406	5,850,163
XPO, Inc.(a)(b)	98,330	14,563,656
Zscaler, Inc.(b)	39,167	7,833,792
		1,129,270,245
Total Common Stocks & Other Equity Interests (Cost $1,861,652,141)		2,200,268,968
Money Market Funds–1.83%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f)	14,456,602	14,456,602
Invesco Treasury Portfolio, Institutional Class, 3.57%(e)(f)	26,847,974	26,847,974
Total Money Market Funds (Cost $41,304,576)		41,304,576
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.42% (Cost $1,902,956,717)		2,241,573,544
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.54%
Invesco Private Government Fund, 3.65%(e)(f)(g)	15,889,716	$15,889,716
Invesco Private Prime Fund, 3.80%(e)(f)(g)	41,333,861	41,346,261
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,235,977)		57,235,977
TOTAL INVESTMENTS IN SECURITIES—101.96% (Cost $1,960,192,694)		2,298,809,521
OTHER ASSETS LESS LIABILITIES–(1.96)%		(44,241,410)
NET ASSETS–100.00%		$2,254,568,111
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,269,572	$114,474,452	$(112,287,422)	$-	$-	$14,456,602	$144,265
Invesco Treasury Portfolio, Institutional Class	22,786,347	212,595,411	(208,533,784)	-	-	26,847,974	265,118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,889,766	128,905,630	(133,905,680)	-	-	15,889,716	231,618*
Invesco Private Prime Fund	54,405,573	165,205,066	(178,264,378)	848	(848)	41,346,261	578,029*
Total	$110,351,258	$621,180,559	$(632,991,264)	$848	$(848)	$98,540,553	$1,219,030

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$35,431,897	$—	$35,431,897
Austria	—	11,474,949	—	11,474,949
Brazil	80,144,316	—	—	80,144,316
Canada	45,161,054	—	—	45,161,054
China	—	21,485,423	—	21,485,423
Denmark	—	19,125,974	—	19,125,974
Finland	—	21,365,027	—	21,365,027
France	—	65,532,656	—	65,532,656
Germany	—	60,652,388	—	60,652,388
Hong Kong	—	9,528,227	—	9,528,227
Indonesia	—	32,760,144	—	32,760,144
Italy	—	23,904,398	—	23,904,398
Japan	—	213,181,041	—	213,181,041
Mexico	21,543,070	—	—	21,543,070
Netherlands	—	9,363,880	—	9,363,880
South Africa	—	2,661,337	—	2,661,337
South Korea	—	22,326,688	—	22,326,688
Sweden	—	70,723,690	—	70,723,690
Switzerland	18,034,041	92,248,469	—	110,282,510
Taiwan	—	29,913,157	—	29,913,157
United Kingdom	16,783,477	147,653,420	—	164,436,897
United States	1,129,270,245	—	—	1,129,270,245
Money Market Funds	41,304,576	57,235,977	—	98,540,553
Total Investments	$1,352,240,779	$946,568,742	$—	$2,298,809,521
Invesco Global Opportunities Fund